Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 26,821.7		$ 25,768.1
Ending balance	25,999.2	$ 846.1	26,821.7	$ 25,768.1
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	84,061.4		75,114.9	62,875.3
Additions	7,535.1		9,318.5	12,559.5
Disposals or retirements	(96.3)		(318.7)	(60.5)
Effect of exchange rate changes	428.3		(53.3)	(259.4)
Ending balance	91,928.5		84,061.4	75,114.9
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57,239.7		49,346.8	42,222.3
Additions	8,756.1		8,207.2	7,186.2
Disposals or retirements	(77.7)		(317.5)	(59.9)
Effect of exchange rate changes	11.2		3.2	(1.8)
Ending balance	65,929.3		57,239.7	49,346.8
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,379.2		5,436.6
Ending balance	5,791.8		5,379.2	5,436.6
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,379.2		5,436.6	5,693.4
Effect of exchange rate changes	412.6		(57.4)	(256.8)
Ending balance	5,791.8		5,379.2	5,436.6
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,621.6		9,935.5
Ending balance	8,062.6		8,621.6	9,935.5
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,534.0		22,161.7	15,855.0
Additions	2,253.0		1,372.8	6,308.9
Disposals or retirements	(30.0)
Effect of exchange rate changes	2.0		(0.5)	(2.2)
Ending balance	25,759.0		23,534.0	22,161.7
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,912.4		12,226.2	9,823.8
Additions	2,793.5		2,686.8	2,404.5
Disposals or retirements	(11.4)
Effect of exchange rate changes	1.9		(0.6)	(2.1)
Ending balance	17,696.4		14,912.4	12,226.2
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,529.4		6,127.3
Ending balance	9,837.4		9,529.4	6,127.3
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	43,651.0		36,239.0	33,024.0
Additions	5,079.0		7,726.2	3,275.8
Disposals or retirements	(66.3)		(318.7)	(60.5)
Effect of exchange rate changes	12.1		4.5	(0.3)
Ending balance	48,675.8		43,651.0	36,239.0
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	34,121.6		30,111.7	26,502.1
Additions	4,774.5		4,323.9	3,669.2
Disposals or retirements	(66.3)		(317.5)	(59.9)
Effect of exchange rate changes	8.6		3.5	0.3
Ending balance	38,838.4		34,121.6	30,111.7
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,291.5		4,268.7
Ending balance	2,307.4		3,291.5	4,268.7
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,497.2		11,277.6	8,302.9
Additions	203.1		219.5	2,974.8
Effect of exchange rate changes	1.6		0.1	(0.1)
Ending balance	11,701.9		11,497.2	11,277.6
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,205.7		7,008.9	5,896.4
Additions	1,188.1		1,196.5	1,112.5
Effect of exchange rate changes	0.7		0.3	0.0
Ending balance	$ 9,394.5		$ 8,205.7	$ 7,008.9